2. PROPERTY AND EQUIPMENT (Details) (USD $)				9 Months Ended		9 Months Ended		9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 TransportationEquipmentMember	Dec. 31, 2011 TransportationEquipmentMember	Sep. 30, 2012 FurnitureAndFixturesMember	Dec. 31, 2011 FurnitureAndFixturesMember	Sep. 30, 2012 LeaseholdImprovementsMember	Dec. 31, 2011 LeaseholdImprovementsMember
Property, Plant and Equipment [Line Items]
Property plant and equipment				$ 14,137	$ 17,671	$ 4,617	$ 4,617	$ 18,266	$ 18,266
Less: Accumulated depreciation	(18,332)	(9,252)
Property and equpment, net	$ 18,688	$ 31,302	$ 643
Estimated Life				2 years		7 years		3 years